LAND USE RIGHT, NET (Tables)	12 Months Ended
Dec. 31, 2019
LAND USE RIGHT, NET
Schedule of gross carrying amount, accumulated amortization and net book value of intangible asset

Gross carrying amount, accumulated amortization and net book value of land use rights are as follows:

	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	US$
			(Note 3)
Land use rights	85,160,348	85,160,348	12,232,519
Less: accumulated amortization	(22,570,692)	(24,011,374)	(3,449,018)
Less: land use right, net, held-for-sale	—	(61,148,974)	(8,783,501)

Net book value	62,589,656	—	—